Derivative and Other Fair Value Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	$ 8,972	$ 12,521
Derivative Assets		3,276
Fair Value Of Serp Investments	71,426	58,132
Other Assets, Fair Value Disclosure	1,550	1,194
Assets, Fair Value Disclosure	81,948	75,123
Derivative liability, fair value	32,278	37,756
Derivative Liabilities		1,322
Other Liabilities, Fair Value Disclosure	71,426	58,132
Liabilities, Fair Value Disclosure	103,704	97,210
Redeemable Noncontrolling Interest Operating Partnership Liability Fair Value Disclosure	416,404	383,540
Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	0	0
Derivative Assets		0
Fair Value Of Serp Investments	71,426	58,132
Other Assets, Fair Value Disclosure	1,550	1,194
Assets, Fair Value Disclosure	72,976	59,326
Derivative liability, fair value	0	0
Derivative Liabilities		0
Other Liabilities, Fair Value Disclosure	71,426	58,132
Liabilities, Fair Value Disclosure	71,426	58,132
Redeemable Noncontrolling Interest Operating Partnership Liability Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	8,972	12,521
Derivative Assets		3,276
Fair Value Of Serp Investments	0	0
Other Assets, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	8,972	15,797
Derivative liability, fair value	32,278	37,756
Derivative Liabilities		1,322
Other Liabilities, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure	32,278	39,078
Redeemable Noncontrolling Interest Operating Partnership Liability Fair Value Disclosure	416,404	383,540
Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	0	0
Derivative Assets		0
Fair Value Of Serp Investments	0	0
Other Assets, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	0	0
Derivative liability, fair value	0	0
Derivative Liabilities		0
Other Liabilities, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure	0	0
Redeemable Noncontrolling Interest Operating Partnership Liability Fair Value Disclosure	$ 0	$ 0